Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	MITEK SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35231
Entity Tax Identification Number	87-0418827
Entity Address, Address Line One	770 First Avenue, Suite 425
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	619
Local Phone Number	269-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MITK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000807863
Amendment Flag	false